income taxes - Other (Details) - Investment Tax Credits - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other
Tax benefits recognized	$ 12	$ 8
Property, plant, and equipment and/or intangible assets
Other
Tax benefits recognized	$ 6	$ 4